Notes relating to the consolidated statement of financial position - Current financial assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other current financial assets
Financial assets — current	€ 283,529	€ 168,907	€ 6,831
Maturity Term	6 months